Offsets	Aug. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	811-22764
Initial Filing Date	Aug. 25, 2025
Fee Offset Claimed	$ 12,248.00
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	CPG Carlyle Commitments Master Fund, LLC
Form or Filing Type	SC TO
File Number	811-22764
Filing Date	Aug. 25, 2025
Fee Paid with Fee Offset Source	$ 12,248.00